FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 02, 2021	Dec. 31, 2022
Summary of key inputs into the option pricing model

	March 31, 2023		December 31, 2022
Volatility	73.0%		55.0%
Risk-free interest rate	3.8%		4.1%
Exercise price	$11.50		$11.50
Expected term	3.7	years	3.9	years

Summary of changes in company's Level 3 fair value measurements

	Three Months Ended March 31,
	2023	2022

	(in thousands)
Beginning balance	$40	$502
Mark-to-market adjustment	(16)	(19)
Ending balance	$24	$483

	Successor		Predecessor
	Year	December 3, 2021
	Ended	through
	December	December 31,	January 1, 2021
	31, 2022	2021	through
	(Private	(Private	December 2, 2021
	Placement	Placement	(Class D
	Warrants)	Warrants)	Warrants)
Beginning balance	$502	$793	$6,316
Mark-to-market adjustment of stock warrants	(462)	(291)	7,665
Ending balance	$40	$502	$13,981

Foresight Acquisition Corp [Member]
Summary of assets and liabilities that are measured at fair value on a recurring basis

			December 2,
	Description	Level	2021
Liabilities:
Warrant Liability – Public Warrants		1	12,860,834
Warrant Liability – Private Placement Warrants		3	288,925
Warrant Liability – Underwriter Warrants		3	63,500

Summary of key inputs into the option pricing model

	February 12, 2021
	(Initial Measurement)	December 3, 2021
Risk-free interest rate	0.56%	1.13%
Trading days per year	252	252
Expected volatility	17.8%	21.0%
Exercise price	$11.50	$11.50
Stock Price	$9.65	$9.48

Summary of changes in company's Level 3 fair value measurements

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 12, 2021 (including over-allotment)	280,875	10,857,917	11,138,792
Change in valuation inputs or other assumptions	$71,550	$2,002,917	$2,074,467

Fair value as of December 2, 2021	$352,425	$12,860,834	$13,213,259